Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Research and development expenses	$ 17	$ 6	$ 42	$ 66	$ 81
Sales and marketing	3		11	1	5		1
General and administrative expenses	632	7	1,079	30	632		2
Operating loss	(652)	(13)	(1,132)	(97)	(718)		(3)
Reverse merger cost					(2,457)
Change in fair value of convertible loans and warrant liability	(125)		1,123
Financial income (expenses), net	(30)		(46)	(1)	(6)		(1)
Loss before income tax benefit	(807)	(13)	(55)	(98)
Income tax benefit
Consolidated loss	(807)	(13)	(55)	(98)	(3,181)		(4)
Non-controlling interests					2
Loss attributable to AppYea Inc.	$ (807)	$ (13)	$ (55)	$ (98)	$ (3,179)		$ (4)
Loss per Common Share
Basic	$ (0.003)			$ (0.001)	$ (0.026)		$ (0.00)
Diluted	$ (0.003)			$ (0.001)
Weighted Average Number of Common Shares Outstanding:
Weighted Average number of Common Shares Outstanding *) basic and diluted	219,074,483	108,940,492	218,660,405	96,497,597	118,852,344	[1]	61,368,987	[1]

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split, see Note 1 and Note 9.